AMORTIZATION OF INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average amortization period for intangible assets	8 years 1 month 13 days
Intangible assets acquired	$ 0
Amortization of Intangible Assets	$ 2,958,500	$ 739,625